FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCE RESULT
Summary of financial income and expenses

The details of financial income and expenses are as follows:

	12/31/2023	12/31/2022	12/31/2021
Cost of gross debt
Interest on debt (i)	(4,267,829)	(4,464,754)	(3,162,853)
Monetary and exchange rate variation (i)	1,921,632	549,682	(1,069,157)
Derivatives and fair value measurement (ii) (iii)	(2,684,111)	(4,203,149)	2,193,855
Amortization of borrowing costs	(64,588)	(244,344)	(341,034)
Guarantees and warranties	(38,773)	(41,505)	(52,082)
	(5,133,669)	(8,404,070)	(2,431,271)
Income from financial investments and exchange rate in cash and cash equivalents	2,057,369	1,788,477	600,894
Changes in fair value of investments in listed entities (iv)	(3,147,031)	3,385,047	—
	(1,089,662)	5,173,524	600,894

Cost of debt, net	(6,223,331)	(3,230,546)	(1,830,377)
Other charges and monetary variations
Interest on other receivables	450,478	355,634	411,394
Monetary variation of other financial assets	1,777	(1,405)	(372)
Monetary variation on leases and concessions agreements	(514,236)	(417,703)	(424,946)
Interest on leases	(444,850)	(374,177)	(407,972)
Interest on shareholders' equity	(46,212)	33,134	(8,288)
Interest on contingencies and contracts	(781,087)	(593,144)	(315,620)
Interest on sectoral assets and liabilities	(97,845)	(36,670)	—
Bank charges and other	(107,747)	(145,200)	(96,983)
Foreign exchange, net	(133,974)	(747,859)	115,607
	(1,673,696)	(1,927,390)	(727,180)

Financial result, net	(7,897,027)	(5,157,936)	(2,557,557)

Reconciliation
Finance expenses	(11,337,430)	(4,706,535)	(2,527,506)
Financial income	3,028,134	5,777,521	1,258,441
Exchange variation, net	1,777,438	260,746	(1,099,536)
Derivatives	(1,365,169)	(6,489,668)	(188,956)
Financial result, net	(7,897,027)	(5,157,936)	(2,557,557)

(i)	At December 31, 2023, the amount of interest for monetary variation and exchange variation of debts linked to the purchase of assets from Vale was R$599,515.
(ii)	At December 31, 2023, the cost of banking operations with derivatives was R$554,998.
(iii)	At December 31, 2023, the result with derivatives and fair value of the securities linked to the protection of the investment in Vale shares was R$880,795.
(iv)	The gross balance of the financial investment’s accrual in listed entities without effects of PIS and COFINS in the nine months ended December 31, 2023, is R$3,312,112.